Notes Payable - Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Status of Outstanding Notes

The following table summarizes the status of the Company’s outstanding notes

			Note	Interest	Date
Date	Issued to		Amount	Rate	Payable

01/31/11	EC and WS Family Trust (a)	(d)	$293,334	6.00%	On Demand	(b)
01/31/12	Giffoni Family Trust	(d)	$146,666	6.00%	12/1/2012	(b)
05/04/11	EC and WS Family Trust		$200,000	3.25%	On Demand
05/04/11	Giffoni Family Trust		$100,000	3.25%	5/4/2016
06/12/12	EC and WS Family Trust	(c)	$200,000	3.25%	On Demand
06/12/11	Giffoni Family Trust	(c)	$100,000	3.25%	6/12/2016
06/18/11	EC and WS Family Trust		$150,000	3.25%	On Demand
08/19/11	EC and WS Family Trust		$150,000	3.95%	On Demand
09/01/11	EC and WS Family Trust		$80,000	3.95%	On Demand
09/23/11	EC and WS Family Trust		$52,000	3.95%	On Demand
09/28/11	EC and WS Family Trust		$200,000	3.95%	On Demand
10/17/11	EC and WS Family Trust		$170,000	3.95%	On Demand
10/20/11	EC and WS Family Trust		$125,000	3.95%	On Demand
11/08/11	EC and WS Family Trust		$120,000	3.95%	On Demand
11/22/11	EC and WS Family Trust		$140,000	3.95%	On Demand
12/07/11	EC and WS Family Trust		$115,000	3.95%	On Demand
01/04/12	EC and WS Family Trust		$30,000	3.95%	On Demand
01/18/12	EC and WS Family Trust		$25,000	3.95%	On Demand
01/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
01/31/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/01/12	EC and WS Family Trust		$250,000	3.95%	On Demand
02/15/12	EC and WS Family Trust		$200,000	3.95%	On Demand
02/29/12	EC and WS Family Trust		$240,000	3.95%	On Demand
03/15/12	EC and WS Family Trust		$75,000	3.95%	On Demand
03/28/12	EC and WS Family Trust		$150,000	3.95%	On Demand
04/11/12	EC and WS Family Trust		$250,000	3.95%	On Demand
04/19/12	EC and WS Family Trust		$100,000	3.95%	On Demand
04/26/12	EC and WS Family Trust		$200,000	3.95%	On Demand
05/02/12	EC and WS Family Trust		$150,000	3.95%	On Demand
05/10/12	EC and WS Family Trust		$110,000	3.95%	On Demand
05/24/12	EC and WS Family Trust		$220,000	3.95%	On Demand
05/25/12	EC and WS Family Trust		$190,000	3.95%	On Demand
06/13/12	EC and WS Family Trust		$175,000	3.95%	On Demand
06/27/12	EC and WS Family Trust		$220,000	3.95%	On Demand
07/05/12	EC and WS Family Trust		$95,000	3.95%	On Demand
07/20/12	AFH Holding and Advisory, LLC		$335,448	8.50%	7/20/2014
			$5,657,448

	Current		$5,122,000
	Long-term		$535,448
	Less Unamortized discount		$(171,452)
	Net Long-term		$363,996

(a) Elizabeth Charuvastra and William Shell Family Trust

(b) or on consumation of the Company’s initial public offering

(c) On December 12, 2010, the Company issued a promissory note to the Targeted Medical Pharma, Inc. Profit Sharing Plan (the “Plan”) in the amount of $300,000 (the “Plan Note”).  The note bears interest at a rate of 8.0 percent per annum and was payable on June 12, 2011. On June 12, 2011, the Company, the Plan, William E. Shell, Elizabeth Charuvastra, Kim Giffoni, the EC and WS Family Trust and the Giffoni Family Trust entered into an agreement  (the “Note Agreement”) pursuant to which the Plan assigned the Plan Note to Dr. Shell, Ms. Charuvastra and Mr. Giffoni in an amount of $100,000 each.  Moreover, pursuant to the Note Agreement, each of Dr. Shell and Ms. Charuvastra assigned their respective interests in the Plan Note to the EC and WS Family Trust.  In accordance with the Note Agreement, in connection with the assignments, the Plan Note was amended to extend the maturity date to December 15, 2015 and to reduce the interest rate from 8.0% per annum to 3.25% per annum.  The Company issued new notes to each of the WC and WS Family Trust (in the amount of $200,000) and to Mr. Giffoni (in the amount of $100,000) to memorialize the amendments pursuant to the Note Agreement.

(d) On January 31, 2011, the Company issued promissory notes to each of William Shell, our Chief Executive Officer, Chief Scientific Officer, interim Chief Financial Officer and a director, Elizabeth Charuvastra, our Chairman, Vice President of Regulatory Affairs and a director, and Kim Giffoni, our Executive Vice President of Foreign Sales and Investor Relations and a director, in an aggregate amount of $440,000.  The notes bear interest at a rate of 6% per annum and are payable on the earlier of December 1, 2012 or the consummation of the Company’s initial public offering.